Tax matters - Changes in Tax assets and liabilities (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in deferred tax assets and liabilities
Deferred tax assets - Balances at the beginning of the period	$ 20,791	$ 17,184
Deferred tax assets - (Charge)/Credit to Consolidated Income	881	2,882
Deferred tax assets - (Charge) Credit to Consolidated Other Comprehensive Income	(915)	725
Deferred tax assets - Balances at the end of the period	20,757	20,791	$ 17,184
Deferred tax liabilities - Balances at the beginning of the period	(3,304)	(635)
Deferred tax liabilities - (Charge)/Credit to Consolidated Income	(691)	(2,725)
Deferred tax liabilities - (Charge) Credit to Consolidated Other Comprehensive Income	462	14
Deferred tax liabilities - Other Movements	72	42
Deferred tax liabilities - Balances at the end of the period	(3,461)	(3,304)	(635)
Balances at the beginning of the period	17,487	16,549
(Charge)/Credit to Consolidated income	190	157	(1,281)
(Charge) Credit to Consolidated Other Comprehensive Income	(453)	739
Other Movements	72	42
Balances at the end of the period	$ 17,296	$ 17,487	$ 16,549